Loans Receivable - Loans on Non-accrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 14,810	$ 29,814
Troubled debt restructurings, non-accrual	318	8,163
Troubled debt restructurings, non-accrual , held-for-sale	0	0
Commercial Loans [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	155	2,358
Commercial Loans [Member] | Commercial, Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	28
Commercial Loans [Member] | CRE Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	3,268	14,408
Commercial Loans [Member] | CRE Owner Occupied, Held-for-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	32
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		1,969
Commercial Loans [Member] | CRE Non-Owner Occupied, Held-for-Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	229
Commercial Loans [Member] | Land and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans		2,158
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,348	3,749
Consumer Loans [Member] | Home Equity Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	1,228
Consumer Loans [Member] | Home Equity Term Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	407	1,240
Consumer Loans [Member] | Home Equity Term Loans Held for Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	286
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	5,117	3,341
Consumer Loans [Member] | Residential Real Estate Held For Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	2,280
Consumer Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total non-accrual loans	$ 432	$ 591